Class a Common Stock Subject to Possible Redemption (Tables)	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Class a Common Stock Subject to Possible Redemption (Tables) [Line Items]
Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000

Gross proceeds from issuance of potentially redeemable Class A common stock	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,105,000)
Class A common stock issuance costs	(6,793,491)
Plus:
Accretion of carrying value to redemption value	9,898,491
Class A common stock subject to possible redemption	$115,000,000

Ambulnz, Inc. [Member]
Class a Common Stock Subject to Possible Redemption (Tables) [Line Items]
Schedule of fair value of the sole stock option grant
	Quarter Ended September 30,
	2021	2020
Volatility	65%	44.48%
Expected term (in years)	.5 – 2	2%
Risk-free interest rate	.15% – .62%	.14% – 1.58%
Dividend yield	0	0

	For the Years Ended December 31,
	2020	2019
Risk-free interest rate	0.14% – 1.58%	1.58% – 1.66%
Expected term (in years)	2.0	3.0
Expected volatility	44.48%	39.28%
Dividend yield	—%	—%

Schedule of stock option activity under the Plan
	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinssic Value
Balance at December 31, 2020	7,186	$1,190	7	8,129,671
Stock Options grants	1,394	5,043	10
Stock options exercised	—	$—	—
Stock option forfeited	(793)	1,704
Balance at September 30, 2021	7,787	$1,496	7	$38,121,110
Vested or expected to vest at September 30, 2021	5,165	$1,276	4	$26,626,986

	Options Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Outstanding at January 1, 2019	4,250	$1,415	7.81	$1,344,800
Granted/Vested during the year	2,050	1,023	10.01
Exercised during the year	—	—	—
Cancelled during the year	(700)	4,104	—
Balance, December 31, 2019	5,600	$1,236	7.74	$1,344,800
Granted/Vested during the year	1,605	1,073	9.11
Exercised during the year	—	—	—
Cancelled during the year	(19)	(1,023)	—
Balance, December 31, 2020	7,186	$1,190	7.28	$8,129,671
Options vested and exercisable at December 31, 2020	3,855	$837.11	6.14	$3,967,775